Risk management - Revaluation reserve equity securities at fair value through other comprehensive income (Details) - Equity securities at FVOCI [Member] - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Fair value measurement of equity [table]
Revaluation reserves: financial assets	€ 1,282	€ 1,181
Positive re-measurement [Member]
Fair value measurement of equity [table]
Revaluation reserves: financial assets	1,291	1,201
Negative re-measurement [Member]
Fair value measurement of equity [table]
Revaluation reserves: financial assets	€ (9)	€ (20)